Revenue	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Revenue
6. Revenue
Disaggregation of Revenue
The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer:

	Year Ended December 31,
(In thousands)	2023	2022
Services transferred at a point in time:
Flights	$303,299	$314,039
Services transferred over time:
Memberships	5,458	3,939
MRO	4,606	1,556
Fractional ownership purchase price	1,999	508
	$315,362	$320,042
Transaction Price
The transaction prices for each of the primary revenue streams are as follows:
•Jet Club and Charter – Membership fees (less credits issued), and flight related charges based on trips flown
•Guaranteed Revenue Program – Fleet minimums with additional charges for flight services over the guarantee
•MRO – Time and materials incurred for services performed
•Fractional Ownership – The portion of fractional interest purchase price (less credits issued) allocated to revenue, and flight related charges based on trips flown
The following tables provide a rollforward of deferred revenue:

(In thousands)	Amount
Balance as of December 31, 2021	$32,795
Revenue recognized	(179,355)
Revenue deferred	207,162
Balance as of December 31, 2022	60,602
Revenue recognized	(185,908)
Revenue deferred	219,246
Balance as of December 31, 2023	$93,940
The increase in deferred revenue at December 31, 2023 compared to December 31, 2022 is due to increased customer billings for services relating to timing of satisfaction of the Company’s performance obligations.
7. Revenue
Disaggregation of Revenue
The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Services transferred at a point in time:
Flights	$74,384	$97,428	$150,504	$172,029
Services transferred over time:
Memberships	1,339	1,437	2,806	2,915
MRO	2,244	1,113	3,734	1,817
Fractional ownership purchase price	1,046	360	1,941	609
	$79,013	$100,338	$158,985	$177,370
Transaction Price
The transaction prices for each of the primary revenue streams are as follows:
•Jet Club and Charter – Membership fees (less credits issued), and flight related charges based on trips flown
•Guaranteed Revenue Program – Fleet minimums with additional charges for flight services over the guarantee
•MRO – Time and materials incurred for services performed
•Fractional Ownership – The portion of fractional interest purchase price allocated to revenue, and flight related charges based on trips flown
The following tables provide a rollforward of deferred revenue for the six months ended June 30, 2024:

Amount
Balance as of December 31, 2023	$93,940
Revenue recognized	127,990
Revenue deferred	(130,787)
Balance as of June 30, 2024	$91,143